Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Timing of Long-Term Incentive Awards
The CLD Committee typically approves annual long-term equity incentive grants to our executives and eligible employees in the first quarter. The CLD Committee has adopted a policy of calculating restricted stock and performance share grant prices based on a 60-trading day trailing average basis. Annual equity awards generally are timed to follow the release of year-end financial results, but material nonpublic information is not taken into account by the CLD Committee when determining the timing or terms of such awards. The CLD Committee does not time the disclosure of material nonpublic information for the purposes of affecting the value of executive compensation.

Award Timing Method	The CLD Committee typically approves annual long-term equity incentive grants to our executives and eligible employees in the first quarter. The CLD Committee has adopted a policy of calculating restricted stock and performance share grant prices based on a 60-trading day trailing average basis.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	Annual equity awards generally are timed to follow the release of year-end financial results, but material nonpublic information is not taken into account by the CLD Committee when determining the timing or terms of such awards. The CLD Committee does not time the disclosure of material nonpublic information for the purposes of affecting the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false